Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2022
Financial risk
Schedule of liquidity risk

	Bank				Total	Derivative	Derivative	Total
	overdrafts			Trade	non-derivative	financial	financial	derivative
	and other	Bonds and	Lease	and other	financial	instruments	instruments	financial
	loans	bank loans	liability	payables	instruments	receivable	payable	instruments	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Within one year	667	2,136	207	15,812	18,822	(9,719)	9,620	(99)	18,723
In one to two years	–	1,839	168	2,584	4,591	(60)	67	7	4,598
In two to three years	–	2,101	120	1,658	3,879	(59)	67	8	3,887
In three to four years	–	1,617	82	1,728	3,427	(1,151)	1,080	(71)	3,356
In four to five years	–	2,502	53	722	3,277	(36)	40	4	3,281
In more than five years	–	16,921	108	1,435	18,464	(1,707)	1,652	(55)	18,409
	667	27,116	738	23,939	52,460	(12,732)	12,526	(206)	52,254
Effect of interest	–	(7,974)	–	–	(7,974)	379	(405)	(26)	(8,000)
Effect of discounting, fair values and issue costs	(1)	(109)	(57)	(2,070)	(2,237)	(70)	24	(46)	(2,283)
31 December 2020	666	19,033	681	21,869	42,249	(12,423)	12,145	(278)	41,971

	Bank				Total	Derivative	Derivative	Total
	overdrafts			Trade	non-derivative	financial	financial	derivative
	and other	Bonds and	Lease	and other	financial	instruments	instruments	financial
	loans	bank loans	liability	payables	instruments	receivable	payable	instruments	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Within one year	387	1,981	256	19,007	21,631	(11,766)	11,774	8	21,639
In one to two years	–	5,647	210	2,521	8,378	(55)	66	11	8,389
In two to three years	–	5,242	163	1,669	7,074	(1,060)	1,079	19	7,093
In three to four years	–	2,591	130	862	3,583	(35)	39	4	3,587
In four to five years	–	2,970	96	233	3,299	(118)	111	(7)	3,292
In more than five years	–	19,727	221	2,212	22,160	(1,521)	1,480	(41)	22,119
	387	38,158	1,076	26,504	66,125	(14,555)	14,549	(6)	66,119
Effect of interest	–	(8,609)	–	–	(8,609)	299	(325)	(26)	(8,635)
Effect of discounting, fair values and issue costs	–	(142)	(89)	(2,633)	(2,864)	(36)	7	(29)	(2,893)
31 December 2021	387	29,407	987	23,871	54,652	(14,292)	14,231	(61)	54,591

	Bank				Total	Derivative	Derivative	Total
	overdrafts			Trade	non-derivative	financial	financial	derivative
	and other	Bonds and	Lease	and other	financial	instruments	instruments	financial
	loans	bank loans	liability	payables	instruments	receivable	payable	instruments	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Within one year	365	5,777	249	19,065	25,456	(12,445)	12,478	33	25,489
In one to two years	–	5,233	208	2,086	7,527	(1,012)	1,078	66	7,593
In two to three years	–	2,608	172	872	3,652	(34)	38	4	3,656
In three to four years	–	2,983	128	595	3,706	(103)	103	–	3,706
In four to five years	–	1,267	84	814	2,165	(32)	35	3	2,168
In more than five years	–	18,156	184	3,177	21,517	(1,436)	1,378	(58)	21,459
	365	36,024	1,025	26,609	64,023	(15,062)	15,110	48	64,071
Effect of interest	(15)	(7,982)	–	–	(7,997)	227	(249)	(22)	(8,019)
Effect of discounting, fair values and issue costs	–	(113)	(72)	(3,299)	(3,484)	63	7	70	(3,414)
31 December 2022	350	27,929	953	23,310	52,542	(14,772)	14,868	96	52,638

Schedule of market risk

			2022			2021			2020
	Fixed rate	Floating rate	Total	Fixed rate	Floating rate	Total	Fixed rate	Floating rate	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial liabilities
Interest-bearing loans and borrowings
Current	2,476	3,066	5,542	1,232	661	1,893	1,357	1,029	2,386
Non-current	21,511	2,179	23,690	23,985	4,903	28,888	17,005	989	17,994
Total	23,987	5,245	29,232	25,217	5,564	30,781	18,362	2,018	20,380
Financial assets
Fixed deposits	64	–	64	53	–	53	42	–	42
Cash collateral pledged to counterparties	–	162	162	–	–	–	–	–	–
Cash and cash equivalents	250	5,916	6,166	–	6,329	6,329	–	7,832	7,832
Total	314	6,078	6,392	53	6,329	6,382	42	7,832	7,874

Schedule of market risk on equity securities

	2022	2021	2020
	$m	$m	$m
Equity securities at fair value through Other comprehensive income (Note 12)	1,056	1,168	1,108
Non-current fixed income securities at fair value through profit and loss (Note 12)	10	–	–
Total	1,066	1,168	1,108

Schedule of foreign currency risk

		Interest rates		Exchange rates
31 December 2020	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,696	(1,758)	114	(132)
Impact on profit: (loss)/gain ($m)	–	–	(57)	74
Impact on equity: gain/(loss) ($m)	–	–	171	(206)

		Interest rates		Exchange rates
31 December 2021	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,978	(2,106)	82	(85)
Impact on profit: gain/(loss) ($m)	–	–	24	(9)
Impact on equity: gain/(loss) ($m)	–	–	58	(76)

		Interest rates		Exchange rates
31 December 2022	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,317	(1,490)	81	(89)
Impact on profit: gain/(loss) ($m)	–	–	26	(15)
Impact on equity: gain/(loss) ($m)	–	–	55	(74)

Schedule of the movement in provisions for trade receivables

	2022	2021	2020
	$m	$m	$m
At 1 January	23	23	21
Net movement recognised in income statement	37	(2)	3
Amounts utilised, exchange and other movements	(1)	2	(1)
At 31 December	59	23	23

Schedule of Group's continuing hedge relationships

2020

			Other comprehensive income
					Fair value
					loss
			Opening	Fair value	recycled	Closing
	Nominal		balance	(gain)/loss	to the	balance			Average
	amounts	Carrying	1 January	deferred	Income	31 December	Average	Average	pay
	in local	value	2020	to OCI	statement	2020	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Fair value hedge – foreign currency and interest rate risk[1]
Cross currency interest rate swap – Euro bond	EUR 300m	43	–	–	–	–	2021	1.09	USD LIBOR + 1.27%
Cash flow hedges – foreign currency and interest rate risk[2,4,5]
Cross currency interest rate swaps – Euro bonds	EUR 2,200m	150	(30)	(163)	239	46	2025	1.14	USD 2.69%
FX Forwards − short term FX risk	USD 618m	5	–	(20)	15	(5)	2021	–	–
Net investment hedge – foreign exchange risk[3,4]
Transactions matured pre-2020		–	(565)	–	–	(565)	–	–	–
Cross currency interest rate swap – JPY investment	JPY 58.5bn	19	(4)	(15)	–	(19)	2029	108.03	JPY 1.53%
Cross currency interest rate swap – CNY investment	CNY 458m	(2)	1	1	–	2	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350m	(475)	(251)	18	–	(233)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment[6]	EUR 450m	(548)	34	51	–	85	2021	n/a	EUR 0.88%
Contingent consideration liabilities and Acerta Pharma put option liability – AZUK and AZAB USD investments	USD 5,252m	(5,252)	2,053	(642)	–	1,411	–	–	–

2021

			Other comprehensive income
					Fair value
					loss
			Opening	Fair value	recycled	Closing
	Nominal		balance	(gain)/loss	to the	balance			Average
	amounts	Carrying	1 January	deferred	Income	31 December	Average	Average	pay
	in local	value	2021	to OCI	statement	2021	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Cash flow hedges – foreign currency and interest rate risk[2,4,5]
Cross currency interest rate swaps – Euro bonds	EUR 1,700m	(43)	46	182	(201)	27	2026	1.14	USD 2.85%
FX Forwards − short term FX risk	USD 1,220m	12	(5)	–	(7)	(12)	2022	–	–
Net investment hedge – foreign exchange risk[3,4]
Transactions matured pre-2021		–	(565)	–	–	(565)	–	–	–
Cross currency interest rate swap – JPY investment	JPY 58.3bn	62	(19)	(43)	–	(62)	2029	108.03	JPY 1.53%
Cross currency interest rate swap – CNY investment	CNY 458m	(2)	2	–	–	2	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350m	470	(233)	(5)	–	(238)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment[6]	EUR 450m	–	85	(47)	–	38	2021	n/a	EUR 0.88%
Foreign currency borrowing – EUR investment[7]	EUR 800m	898	–	(50)	–	(50)	2029	n/a	EUR 0.38%
Contingent consideration liabilities and Acerta Pharma share purchase liability – AZUK and AZAB USD investments	USD 2,658m	(2,658)	1,411	421	–	1,832	–	–	–

2022

			Other comprehensive income
					Fair value
					(gain)/loss
			Opening	Fair value	recycled	Closing
	Nominal		balance	(gain)/loss	to the	balance			Average
	amounts	Carrying	1 January	deferred	Income	31 December	Average	Average	pay
	in local	value	2022	to OCI	statement	2022	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Cash flow hedges – foreign currency and interest rate risk[2,4,5]
Cross currency interest rate swaps – Euro bonds	EUR 1,700m	(160)	27	118	(111)	34	2026	1.14	USD 2.85%
FX Forwards − short term FX risk	USD 1,126m	(12)	(12)	(14)	38	12	2023	–	–
Net investment hedge – foreign exchange risk[3,4]
Transactions matured pre-2022		–	(527)	–	–	(527)	–	–	–
Cross currency interest rate swap – JPY investment	JPY 58.3bn	55	(62)	7	–	(55)	2029	108.03	JPY 1.53%
Cross currency interest rate swap – CNY investment	CNY 458m	(4)	2	2	–	4	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350m	420	(238)	(50)	–	(288)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment[7]	EUR 800m	846	(50)	(52)	–	(102)	2029	n/a	EUR 0.38%
Contingent consideration liabilities and Acerta Pharma share purchase liability – AZUK and AZAB USD investments	USD 2,093m	(2,093)	1,832	384	–	2,216	–	–	–

1	Swaps designated in a fair value hedge matured on 24 November 2021 and hedge ineffectiveness during 2022 was $nil (2021: $nil; 2020: gain of $1m).
2	Hedge ineffectiveness recognised on swaps designated in a cash flow hedge during the period was $nil (2021: $nil; 2020: $nil).
3	Hedge ineffectiveness recognised on swaps designated in a net investment hedge during the period was $nil (2021: $nil; 2020: $nil).
4	Fair value movements on cross-currency interest rate swaps in cash flow hedge and net investment hedge relationships are shown inclusive of the impact of costs of hedging.
5	Nominal amount of FX forwards in a cash flow hedge of $1,710m represents the USD equivalent notional of the FX forwards. By currency, the nominal amounts were SEK 8,148m at FX rate 10.4568, JPY 18,963m at 132.15, GBP 455m at 0.8288 and EUR 224m at 0.9389. All FX forwards in a cash flow hedge mature on 25 January 2023.
6	The EUR 450m NIH matured in November 2021, when the hedging instrument, a EUR bond matured.
7	On 3 June 2021, upon issuance of the EUR 800m 0.375% 2029 Non-callable bond, EUR 550m was designated in a net investment hedge of the foreign currency exposure in relation of an equivalent amount of EUR-denominated net assets. The remaining EUR 250m was subsequently designated in a net investment hedge upon maturity of the EUR 450m bond on 24 November 2021.

Credit risk assets
Financial risk
Schedule of credit risk

Current assets

	2022	2021	2020
	$m	$m	$m
Cash at bank and in hand	1,411	1,461	1,182
Money market liquidity funds	4,486	4,772	6,602
Other short-term cash equivalents	269	96	48
Total Cash and cash equivalents (Note 17)	6,166	6,329	7,832
Fixed income securities at fair value through profit and loss (Note 12)	13	16	118
Cash collateral pledged to counterparties (Note 12)	162	–	–
Fixed deposits (Note 12)	64	53	42
Total derivative financial instruments (Note 13)	87	83	142
Current assets subject to credit risk	6,492	6,481	8,134

Non-current assets

	2022	2021	2020
	$m	$m	$m
Derivative financial instruments (Note 13)	74	102	171
Non-current assets subject to credit risk	74	102	171

Trade receivables
Financial risk
Schedule of credit risk

		0-90 days	90-180 days	Over 180 days
31 December 2020	Current	past due	past due	past due	Total
Expected loss rate	0.1%	1.6%	19.4%	60.6%
Gross carrying amount ($m)	3,659	124	21	25	3,829
Loss allowance ($m)	2	2	4	15	23

		0-90 days	90-180 days	Over 180 days
31 December 2021	Current	past due	past due	past due	Total
Expected loss rate	0.1%	1.2%	22.6%	11.0%
Gross carrying amount ($m)	5,617	328	18	91	6,054
Loss allowance ($m)	5	4	4	10	23

		0-90 days	90-180 days	Over 180 days
31 December 2022	Current	past due	past due	past due	Total
Expected loss rate	0.03%	0.3%	32.0%	40.6%
Gross carrying amount ($m)	6,791	331	50	99	7,271
Loss allowance ($m)	2	1	16	40	59